13.Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary by Class of Assets
13.1.	By class of assets

		Software
	Rights and Concessions	Acquired	Developed in-house	Goodwill	Total
Balance at January 1, 2016	2,438	80	290	284	3,092

Addition	11	15	59	—	85
Capitalized borrowing costs	—	—	5	—	5
Write-offs	(160)	—	(1)	—	(161)
Transfers	(15)	(4)	(1)	(99)	(119)
Amortization	(22)	(35)	(98)	—	(155)
Impairment recognition	(3)	—	—	—	(3)
Cumulative translation adjustment	429	12	52	35	528

Balance at December 31, 2016	2,678	68	306	220	3,272

Cost	2,875	487	1,209	220	4,791
Accumulated amortization	(197)	(419)	(903)	—	(1,519)

Balance at December 31, 2016	2,678	68	306	220	3,272

Addition	935	16	61	—	1,012
Capitalized borrowing costs	—	—	4	—	4
Write-offs	(81)	—	(2)	—	(83)
Transfers	(1,656)	2	—	—	(1,654)
Amortization	(20)	(29)	(101)	—	(150)
Impairment recognition	(33)	—	—	—	(33)
Cumulative translation adjustment	(22)	—	(4)	(2)	(28)

Balance at December 31, 2017	1,801	57	264	218	2,340

Cost	2,006	496	1,225	218	3,945
Accumulated amortization	(205)	(439)	(961)	—	(1,605)

Balance at December 31, 2017	1,801	57	264	218	2,340

Estimated useful life in years	( *)	5	5	Indefinite

(*)	Mainly composed of assets with indefinite useful lives, which are reviewed annually to determine whether events and circumstances continue to support an indefinite useful life assessment.

Schedule of Exploration Areas Returned	Exploration areas returned to the ANP in 2017, totaling US$ 3 (US$ 8 in 2016) are set out below:

Area	Exploratory phase
	Exclusive	Partnership
Sergipe-Alagoas Basin	1
Jequitinhonha Basin		1